Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares outstanding	38,705,586	38,108,752
Treasury stock, shares	4,778,988	4,823,988
Class B Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	5,562,945	5,513,386
Treasury stock, shares	48,263	48,263